Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
One Energy Enterprises Inc [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal statutory income tax rate			21.00%	21.00%
Current income tax expense benefit, total			$ 1,748,000
Deferred tax expenses benefit			$ 252,000
Percentage of income use			80.00%
Net income loss before tax	$ (8,826,428)	$ (5,697,143)	$ (22,728,615)	$ (13,385,335)
Tax Expense Benefit			(2,548,014)	887,696
One Energy Enterprises Inc [Member] | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			9,343,857	6,900,283
One Energy Enterprises Inc [Member] | Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			24,580,526	10,745,069
Net income loss before tax			(13,835,457)
One Energy Capital Corporation [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 19,914,033	$ 15,316,471
Percentage of income use			80.00%
Net income loss before tax			$ (4,597,562)
One Energy Capital Corporation [Member] | Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			19,401,987
One Energy Capital Corporation [Member] | 2035 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 512,046